united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/17

Item 1. Reports to Stockholders.

Annual Report
September 30, 2017

Investor Information: 1-855-224-7204
www.PROBABILITIESFUND.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Probabilities Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Fellow Shareholders:

We are pleased to present you with the Probabilities Fund Annual Report. For the twelve month period ended September 30, 2017, Probabilities Fund’s (Class I) (the “Fund”) total return was 12.18%, compared with 18.61% for the S&P 500 Index*.

During the period under review, the Fund benefited from its leveraged and long exposure to U.S. stocks for a portion of the period, and its conservative position protected against downside in selected periods. Much of the fund’s underperformance was caused by leveraged positions around the October/November and January/February turns-of-month and being invested conservatively or in cash mid-July and throughout the month of September. The fund strategy positions the fund aggressively during many of the historically positive turns-of-month during its bullish bias period; in 2017 the January/February period experienced downside volatility.

Looking back over the twelve month period, the Fund started the period positioned with 1x equity market (bullish) exposure and oscillated between a -1x (inverse), 0x (100% cash). 1x (long) and 2x (leveraged) position during the period. The Fund’s Portfolio was actively managed to obtain equity exposure, at times leveraged, inverse equity exposure and defensive (cash) exposure throughout the period, pursuing gains based on its system-generated triggers. Market exposure was increased in the period as dictated by policy rules to increase exposure when expected return is positive and decreased to reduce exposure or achieve inverse exposure when downside risk is elevated. Historically, the first year of the election cycle has been the worst of the four, with uncertainty regarding the efficacy of a new administration’s policies tempering investor enthusiasm. Under current leadership the market adjusted to failure of immediate health care reform and lowered expectations of the benefits of tax reform as campaign promises met up with the realities of the congressional process. In general the mood of the market was optimistic over post-election period and market indices have repeatedly hit new highs under a gradually improving economy as measured by modest GDP growth and a declining unemployment rate.

Our outlook for the remainder of 2017 and 2018, consistent with typical post-election years, is that we believe the market will be volatile with potentially equal performance to the returns achieved post-election to date, assuming earnings continue to grow in a strengthening economy. Fundamentally, stocks are priced to perfection at around 24x trailing earnings for the S&P 500. If earnings projections are met, we believe high-single-digit returns are possible for the S&P 500, however we don’t expect much additional return from a P/E expansion and any sign of a slowdown from the current modest rate of GDP growth could cause downward revisions in earnings estimates which may cause a correction in stock prices. In this environment, we expect to see opportunities to add value by increasing equity exposure at times we believe upside is greatest and reducing exposure at times we believe downside risk is excessive.

Interest rates are in an uptrend although the pace of target Fed Funds rate increases has been glacial so far, with only two rate increases occurring thus far in 2017. We are watching a flattening yield curve closely; at a certain point if short term rates were to continue their march up and long term rates were to decline from current levels, we would get concerned at a recessionary signal, but so far no concern is warranted. We expect

1665 Union Street	Suite A	San Diego	California	92101	(800) 519-0438	www.probabilitiesfundmanagement.com

the Fed to continue its rate-normalization policy until it gets back to the 2-2.5% range, giving it a cushion to again use its monetary policy tools to act in the event of a future recession. We expect the pace of rate hikes to increase under a post-Yellen Fed if the pace economic growth increases and/or inflation rears its ugly head. However we believe that in the case of continued modest economic growth and low inflation the Fed will be cautious and is likely to follow its recent pattern of measured rate increases and pauses between hikes. If the economy weakens we believe the Fed will be sensitive and will likely pause in its tightening cycle.

Thank you for being a Probabilities Fund shareholder.

Sincerely,

Joseph B. Childrey

Founder & CIO

Probabilities Fund Management, LLC

* Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of Fund’s shares. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. The S&P 500 is a widely recognized index of common prices. An investment cannot be made directly in an index.

9554-NLD-11/27/2017

1665 Union Street	Suite A	San Diego	California	92101	(800) 519-0438	www.probabilitiesfundmanagement.com

Probabilities Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2017

Comparison of the Change in Value of a $10,000 Investment

The Fund’s performance figures for the periods ended September 30, 2017 compared to its benchmark
		Annualized	Annualized	Annualized
		Five	Since	Since
	One Year	Years	Inception*	Inception**
Probabilities Fund – Class A	11.97%	N/A	3.11%	—
Probabilities Fund – Class A with load	5.50%	N/A	1.47%	—
Probabilities Fund – Class C	11.11%	N/A	2.33%	—
Probabilities Fund – Class I***	12.18%	7.14%	—	10.76%
S&P 500 Total Return Index****	18.61%	14.22%	11.07%	8.01%

*	Class A and Class C commenced operations on January 16, 2014.

**	Class I commenced operations on January 1, 2008.

***	The Fund is the successor to the Probabilities Fund, LP (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by Probabilities Fund Management, LLC, and had substantially similar investment objectives and strategies to those of the Fund. Class I performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations as a series of the Trust on December 12, 2013. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. For the period from inception through September 30, 2014, total returns would have been higher had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For the period ended September 30, 2017, total returns would have been higher had the Adviser not recaptured some of its prior waived fees and a portion of the Fund’s prior period reimbursed Fund expenses. The Fund’s total gross annual operating expense, including underlying funds, is 2.43%, 3.18% and 2.18% for Class A, Class C and Class I shares, respectively, per the Fund’s January 30, 2017 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. The chart does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the Fund’s shares. For performance information current to the most recent month-end, please call 1-855-224-7204.

Portfolio Composition as of
September 30, 2017* (Unaudited)
Exchange Traded Funds - Equity	46.80%
Cash	83.46%
Liabilities in Excess of Other Assets	(30.26)%
Total	100.00%

* Based on a percentage of Net Assets

Please refer to the Portfolio of Investments in this annual report for detailed listing of the Fund’s holdings.

Probabilities Fund
PORTFOLIO OF INVESTMENTS
September 30, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 46.80%
	EQUITY FUNDS - 46.80%
359,410	Direxion Large Cap Bull 3X Shares ETF *	$13,740,244
33,640	ProShares Ultra Dow30 ETF	3,634,802
20,840	ProShares UltraPro Dow30 ETF	1,455,674
38,790	ProShares UltraPro S&P 500 *	4,517,871
24,060	SPDR S&P 500 ETF Trust	6,044,594
17,460	Vanguard S&P 500 ETF	4,029,070
31,100	Vanguard Total Stock Market ETF	4,028,072
	TOTAL EXCHANGE TRADED FUNDS (Cost - $37,112,623)	37,450,327

	TOTAL INVESTMENTS - 46.80% (Cost - $37,112,623) (a)	$37,450,327
	CASH - 83.46%	66,785,596
	LIABILITIES IN EXCESS OF OTHER ASSSETS - (30.26)%	(24,212,325)
	NET ASSETS - 100.00%	$80,023,598

ETF - Exchange Traded Fund

*	Non-Income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,291,291 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$159,036
Unrealized depreciation:	—
Net Unrealized appreciation:	$159,036

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2017

Assets:
Investments in Securities at Fair Value (Identified cost $37,112,623)	$37,450,327
Cash	66,785,596
Receivable for Fund Shares Sold	304,067
Prepaid Expenses and Other Assets	3,203
Total Assets	104,543,193

Liabilities:
Payable for Securities Purchased	23,697,808
Payable for Fund Shares Redeemed	663,770
Accrued Advisory Fees	94,283
Accrued Distribution Fees	9,738
Payable to Related Parties	33,220
Accrued Expenses and Other Liabilities	20,776
Total Liabilities	24,519,595

Net Assets	$80,023,598

Net Assets Consist Of:
Paid-in-Capital	$73,780,745
Accumulated Net Realized Gain From Security Transactions	5,905,149
Net Unrealized Appreciation on Investments	337,704
Net Assets	$80,023,598

Class A Shares:
Net Assets (Unlimited shares of no par value interest authorized; 1,984,518 shares of beneficial interest outstanding)	$22,452,857
Net Asset Value and Redemption Price Per Share ($22,452,857/1,984,518 shares of beneficial interest outstanding)	$11.31
Offering Price Per Share ($11.31/0.9425) Includes a maximum sales charge of 5.75%	$12.00

Class C Shares:
Net Assets (Unlimited shares of no par value interest authorized; 555,350 shares of beneficial interest outstanding)	$6,108,849
Net Asset Value and Redemption Price Per Share ($6,108,849/555,350 shares of beneficial interest outstanding)	$11.00

Class I Shares:
Net Assets (Unlimited shares of no par value interest authorized; 4,507,067 shares of beneficial interest outstanding)	$51,461,892
Net Asset Value and Redemption Price Per Share ($51,461,892/4,507,067 shares of beneficial interest outstanding)	$11.42

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2017

Investment Income:
Dividend Income	$205,186
Total Investment Income	205,186

Expenses:
Investment Advisory Fees	996,010
Distribution Fees (12b-1)
Class A	54,980
Class C	62,201
Administration Fees	91,212
Registration & Filing Fees	69,656
Fund Accounting Fees	50,811
Transfer Agent Fees	41,563
Printing Expense	24,999
Chief Compliance Officer Fees	19,830
Audit Fees	15,500
Non 12b-1 Shareholder Servicing	13,971
Legal Fees	12,298
Trustees’ Fees	11,251
Custody Fees	9,071
Insurance Expense	4,000
Miscellaneous Expenses	4,201
Total Expenses	1,481,554
Plus: Expense Reimbursement Recaptured	6,741
Net Expenses	1,488,295
Net Investment Loss	(1,283,109)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	9,696,504
Net Change in Unrealized Depreciation on Investments	(357,882)
Net Realized and Unrealized Gain on Investments	9,338,622

Net Increase in Net Assets Resulting From Operations	$8,055,513

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2017	September 30, 2016
Operations:
Net Investment Loss	$(1,283,109)	$(1,192,686)
Net Realized Gain on Investments	9,696,504	455,595
Net Change in Unrealized Appreciation (Depreciation) on Investments	(357,882)	781,444
Net Increase in Net Assets Resulting From Operations	8,055,513	44,353

Distributions to Shareholders From:
Net Realized Capital Gains ($0 and $0.12 per share, respectively)
Class A	—	(205,140)
Class C	—	(62,767)
Class I	—	(543,194)
Total Distributions to Shareholders	—	(811,101)

Capital Transactions:
Class A Shares:
Proceeds from Shares Issued (835,402 and 1,228,294 shares, respectively)	8,995,849	12,455,057
Distributions Reinvested (0 and 18,497 shares, respectively)	—	189,039
Cost of Shares Redeemed (735,253 and 999,860 shares, respectively)	(8,013,969)	(10,003,054)
Net Increase from Capital Transactions: Class A	981,880	2,641,042

Class C Shares:
Proceeds from Shares Issued (132,678 and 298,308 shares, respectively)	1,429,006	3,009,639
Distributions Reinvested (0 and 6,086 shares, respectively)	—	61,285
Cost of Shares Redeemed (197,203 and 97,443 shares, respectively)	(2,110,610)	(973,579)
Net Increase (Decrease) from Capital Transactions: Class C	(681,604)	2,097,345

Class I Shares:
Proceeds from Shares Issued (1,590,142 and 2,670,793 shares, respectively)	17,644,570	26,660,014
Distributions Reinvested (0 and 49,829 shares, respectively)	—	511,748
Cost of Shares Redeemed (1,449,956 and 2,523,660 shares, respectively)	(15,624,856)	(24,650,526)
Net Increase from Capital Transactions: Class I	2,019,714	2,521,236

Net Increase in Net Assets from Capital Transactions	2,319,990	7,259,623

Total Increase in Net Assets	10,375,503	6,492,875

Net Assets:
Beginning of Year	69,648,095	63,155,220
End of Year	$80,023,598	$69,648,095

Accumulated Net Investment Loss at End of Year	$—	$(951,549)

The accompanying notes are an integral part of these financial statements.

Probabilities Fund - Class A
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out each period presented.

	For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended
	September 30, 2017		September 30, 2016		September 30, 2015		Septemeber 30, 2014 *

Net Asset Value, Beginning of Period	$10.11		$10.13		$10.56		$10.46
Increase (Decrease) From Operations:
Net investment loss (a)	(0.20)		(0.19)		(0.21)		(0.15)
Net gain from securities (both realized and unrealized)	1.40		0.29		0.03		0.25
Total from operations	1.20		0.10		(0.18)		0.10

Less Distributions:
From net realized gains on investments	—		(0.12)		(0.25)		—
Total Distributions	—		(0.12)		(0.25)		—

Net Asset Value, End of Period	$11.31		$10.11		$10.13		$10.56

Total Return (b)	11.87%		0.99%		(1.87)%		0.96	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$22,453		$19,053		$16,591		$11,187

Ratio of gross expenses to average net assets (e)	2.10%		2.11%		2.14%		2.33	% (c)
Ratio of net expenses to average net assets (e)	2.11	% (g)	2.14	% (g)	2.14	% (g)	2.14	% (c)
Ratio of net investment loss to average net assets (e) (f)	(1.83	)% (g)	(1.91	)% (g)	(1.98	)% (g)	(2.03	)% (c)
Portfolio turnover rate	2,011%		1,798%		1,712%		2,750	% (d)

*	Class A commenced operations on January 16, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Fund’s expenses for the period ended September 30, 2014, total returns would have been lower. In periods where the Advisor recaptures a portion of the Fund’s expenses total returns would have been higher.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Such ratio includes the Advisor’s and prior Co-Advisor’s recapture of waived/reimbursed fees from prior periods. See Note 3.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund - Class C
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out each period presented.

	For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended
	September 30, 2017		September 30, 2016		September 30, 2015		Septemeber 30, 2014 *

Net Asset Value, Beginning of Period	$9.90		$10.00		$10.50		$10.46
Increase (Decrease) From Operations:
Net investment loss (a)	(0.27)		(0.27)		(0.28)		(0.21)
Net gain from investments (both realized and unrealized)	1.37		0.29		0.03		0.25
Total from operations	1.10		0.02		(0.25)		0.04

Less Distributions:
From net realized gains on investments	—		(0.12)		(0.25)		—
Total Distributions	—		(0.12)		(0.25)		—

Net Asset Value, End of Period	$11.00		$9.90		$10.00		$10.50

Total Return (b)	11.11%		0.19%		(2.56)%		0.38	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$6,109		$6,140		$4,130		$1,797

Ratio of gross expenses to average net assets (e)	2.85%		2.86%		2.89%		3.08	% (c)
Ratio of net expenses to average net assets (e)	2.86	% (g)	2.89	% (g)	2.89	% (g)	2.89	% (c)
Ratio of net investment loss to average net assets (e) (f)	(2.58	)% (g)	(2.66	)% (g)	(2.74	)% (g)	(2.78	)% (c)
Portfolio turnover rate	2,011%		1,798%		1,712%		2,750	% (d)

*	Class C commenced operations on January 16, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Fund’s expenses for the period ended September 30, 2014, total returns would have been lower. In periods where the Advisor recaptures a portion of the Fund’s expenses total returns would have been higher.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Such ratio includes the Advisor’s and prior Co-Advisor’s recapture of waived/reimbursed fees from prior periods. See Note 3.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund - Class I
FINANCIAL HIGHLIGHTS

Per share data and ratios for a share of beneficial interest outstanding through out each period presented.

	For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Period Ended
	September 30, 2017		September 30, 2016		September 30, 2015		Septemeber 30, 2014 *

Net Asset Value, Beginning of Period	$10.18		$10.18		$10.58		$10.00
Increase (Decrease) From Operations:
Net investment loss (a)	(0.17)		(0.17)		(0.18)		(0.15)
Net gain from investments (both realized and unrealized)	1.41		0.29		0.03		0.73
Total from operations	1.24		0.12		(0.15)		0.58

Less Distributions:
From net realized gains on investments	—		(0.12)		(0.25)		—
Total Distributions	—		(0.12)		(0.25)		—

Net Asset Value, End of Period	$11.42		$10.18		$10.18		$10.58

Total Return (b)	12.18%		1.18%		(1.58)%		5.80	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$51,462		$44,455		$42,434		$44,577

Ratio of gross expenses to average net assets (e)	1.85%		1.86%		1.89%		2.08	% (c)
Ratio of net expenses to average net assets (e)	1.86	% (g)	1.89	% (g)	1.89	% (g)	1.89	% (c)
Ratio of net investment loss to average net assets (e) (f)	(1.58	)% (g)	(1.65	)% (g)	(1.72	)% (g)	(1.78	)% (c)
Portfolio turnover rate	2,011%		1,798%		1,712%		2,750	% (d)

*	Class I commenced operations on December 12, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Fund’s expenses for the period ended September 30, 2014, total returns would have been lower. In periods where the Advisor recaptures a portion of the Fund’s expenses total returns would have been higher.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of investment income is affected by timing of and declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Such ratio includes the Advisor’s and prior Co-Advisor’s recapture of waived/reimbursed fees from prior periods. See Note 3.

The accompanying notes are an integral part of these financial statements.

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2017

1.	ORGANIZATION

Probabilities Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund is the successor to the Probabilities Fund, LP (“Predecessor Fund”), a limited partnership organized on January 1, 2008. Effective as of the close of business on December 11, 2013, the Predecessor Fund was reorganized into a Delaware statutory trust as a registered investment company. The Fund currently offers Class A, Class C and Class I shares. Class I commenced operations on December 12, 2013 with a contribution of cash from the Predecessor Fund. Class A and Class C both commenced operations on January 16, 2014. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares are offered at net asset value. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2017 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$37,450,327	$—	$—	$37,450,327
Total	$37,450,327	$—	$—	$37,450,327

*	Please refer to the Portfolio of Investments for industry classifications.

The Fund did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.

It is the Fund’s policy to record transfers into or out of any level at the end of the reporting period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016, or expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

Distributions to Shareholders – Distributions from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The amounts and character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. To the extent these book/tax differences are permanent; they are charged or credited to paid-in-capital in the period that the differences arise. All short-term capital gains are included in ordinary income for tax purposes.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Probabilities Fund Management, LLC serves as the Fund’s investment adviser (the “Adviser” or “Probabilities”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for these services and the related expenses borne by the Adviser, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.35% of the average daily net assets. For the year ended September 30, 2017, the Fund incurred advisory fees of $996,010 of which $94,283 is due to the Advisor at September 30, 2017.

The Adviser has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund services providers (other than the Adviser)), at least until January 31, 2018, so that the total annual operating expenses of the Fund do not exceed 2.14%, 2.89% and 1.89% of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively. Waivers and expense payments may be recouped by the Adviser from the Fund, within three fiscal years of when the amounts were waived or reimbursed, to the extent that overall expenses fall below the expense limitation. However, no recoupment payment will be made if it would result in the Fund exceeding the contractual expense limitation described above. The Board may terminate this expense reimbursement arrangement at any time. During the year ended September 30, 2017, the Adviser recaptured expenses in the amount of $6,741. As of September 30, 2017, there are no additional amounts subject to recapture by the Adviser.

Distributor – The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (“12b-1 Plans” or “Plans”) with respect to the Fund’s Class A and Class C shares, pursuant to which the Fund pays Northern Lights Distributors, LLC (the “Distributor”) an annual fee for distribution and shareholder servicing expenses calculated by the Fund as a percentage of the average daily net assets attributable to the respective class of shares:

	Class A	Class C
Distribution Fee	0.25%	1.00%

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

The Distributor and other entities are paid under the Plans for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plans to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses. During the year ended September 30, 2017, the distribution fees incurred under the Plans amounted to $54,980 and $62,201 for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the year ended September 30, 2017, the Distributor received $52,909 in underwriting commissions for sales of the Fund’s shares, of which $7,737 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an as-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended September 30, 2017 amounted to $792,515,364 and $796,049,161 respectively.

5.	TAX COMPONENTS OF CAPITAL

There were no distributions for the fiscal year ended September 30, 2017. The tax character of distributions paid during the fiscal year ended September 30, 2016 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2017	September 30, 2016
Ordinary Income	$—	$474,812
Return of Capital	—	336,289
	$—	$811,101

Probabilities Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2017

As of September 30, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$6,083,817	$—	$—	$—	$—	$159,036	$6,242,853

The difference between book basis and tax basis unrealized depreciation and accumulated net realized loss from investments is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses and short-term capital gains, resulted in reclassification for the year ended September 30, 2017 as follows:

Paid in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Loss)
$—	$2,234,658	$(2,234,658)

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the Fund under Section 2(a)9 of the 1940 Act. As of September 30, 2017, Trust Company of America, an account holding shares for the benefit of others in nominee name, held approximately 30% of the voting securities the Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Probabilities Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Probabilities Fund (the Fund), a series of the Northern Lights Fund Trust, as of September 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from December 12, 2013 (commencement of operations) through September 30, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Probabilities Fund as of September 30, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from December 12, 2013 (commencement of operations) through September 30, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ RSM US LLP

Denver, Colorado

November 29, 2017

PROBABILITIES FUND
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2017

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	2

Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Commitments Master Fund (since 2014)

Mark D. GerstenBorn in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); Schroder Global Series Trust (2012 to 02-2017)
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions at a major investment bank including CFO-Specialty Finance Group, Director of Global Taxation and Capital Markets Controller. Prior thereto he spent 10 years at a global public accounting firm in the emergency companies and multi-national audit practices. Consultant to small and emerging businesses (since 2000).	2

Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (since 2007); Northern Lights Variable Trust (since 2006); previously, AdvisorOne Funds (2004-2013); The World Funds Trust (2010-2013)

Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); Northern Lights Variable Trust (since 2006); previously, CLA Strategic Allocation Fund (2014-2015)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Variable Trust (since 2011); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	2	Northern Lights Fund Trust (for series not affiliated with the Fund since 2007); Northern Lights Variable Trust (since 2007); Northern Lights Fund Trust III (since 2012); Alternative Strategies Fund (since 2010);

 9/30/17 – NLFT_v6

PROBABILITIES FUND
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2017

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers* 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013***	President of the Trust(2006-June 2017); Chief Executive Officer, Gemini Alternative Funds, LLC (2013 – April 2017); Chief Executive Officer, Gemini Hedge Fund Services, LLC (2013 – April 2017); Chief Executive Officer, Gemini Fund Services, LLC (2012 – April 2017); President and Manager, Gemini Fund Services, LLC (2006 –2012)	2	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013)
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since June 2017	President, Gemini Fund Services, LLC (since 2012); Treasurer of the Trust(2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Blu Giant, (2004 - 2013).	N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President -Fund Administration (2012-Present).	N/A	N/A
Stephanie Shearer 80 Arkay Drive Hauppauge, NY 11788 Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Senior Paralegal, Gemini Fund Services, LLC (since 2013); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of September 30, 2017, the Trust was comprised of 79 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

***	Andrew Rogers is an “Interested Trustee” of the Trust as that term is defined under the 1940 Act, because of his past affiliation with Gemini Fund Services, LLC, the Trust’s Administrator, Fund Accountant and Transfer Agent.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-224-7204.

 9/30/17 – NLFT_v6

Probabilities Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
September 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as sales charges; and (2) ongoing costs, including management fees, distribution and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested and held for the entire period of April 1, 2017 through September 30, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending Account		Expenses Paid
	Beginning Account	Value	Annualized	During Period*
	Value (4/1/17)	(9/30/17)	Expense Ratio	(4/1/17 to 9/30/17)
Actual
Class A	$1,000.00	$1,037.60	2.14%	$10.93
Class C	$1,000.00	$1,033.80	2.89%	$14.73
Class I	$1,000.00	$1,039.10	1.89%	$ 9.66
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,014.34	2.14%	$10.81
Class C	$1,000.00	$1,010.58	2.89%	$14.57
Class I	$1,000.00	$1,015.59	1.89%	$ 9.55

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

Investment Adviser
Probabilities Fund Management, LLC
1665 Union Street, Suite A
San Diego, CA 92101

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-224-7204 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-224-7204.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2017 - $14,500

2016 - $14,000

(b)	Audit-Related Fees

2017 - None

2016 - None

(c)	Tax Fees

2017 - $3,250

2016 - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2017 - None

2016 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2017    2016

Audit-Related Fees:      0.00% 0.00%

Tax Fees:      0.00% 0.00%

All Other Fees:      0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2017 - $3,000

2016 - $2,500

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/5/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 12/5/17

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 12/5/17